14. Financial assets and liabilities (Details 9) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets and available-for-sale financial assets measured at fair value	$ 1,110,728	$ 1,796,756
Level 1
Disclosure of financial assets [line items]
Financial assets and available-for-sale financial assets measured at fair value	1,110,728	1,796,756
Level 2
Disclosure of financial assets [line items]
Financial assets and available-for-sale financial assets measured at fair value	0	0
Level 3
Disclosure of financial assets [line items]
Financial assets and available-for-sale financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Mutual funds
Disclosure of financial assets [line items]
Financial assets measured at fair value	556,138	104,177
Financial assets at fair value through profit or loss | Mutual funds | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	556,138	104,177
Financial assets at fair value through profit or loss | Mutual funds | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Mutual funds | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Argentine Central Bank bills
Disclosure of financial assets [line items]
Financial assets measured at fair value	404,570
Financial assets at fair value through profit or loss | Argentine Central Bank bills | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	404,570
Financial assets at fair value through profit or loss | Argentine Central Bank bills | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0
Financial assets at fair value through profit or loss | Argentine Central Bank bills | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0
Financial assets at fair value through profit or loss | Corporate bonds
Disclosure of financial assets [line items]
Financial assets measured at fair value		1,854
Financial assets at fair value through profit or loss | Corporate bonds | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value		1,854
Financial assets at fair value through profit or loss | Corporate bonds | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value		0
Financial assets at fair value through profit or loss | Corporate bonds | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value		0
Available-for-sale financial assets | Mutual funds
Disclosure of financial assets [line items]
Financial assets available for sale measured at fair value	150,020	1,690,725
Available-for-sale financial assets | Mutual funds | Level 1
Disclosure of financial assets [line items]
Financial assets available for sale measured at fair value	150,020	1,690,725
Available-for-sale financial assets | Mutual funds | Level 2
Disclosure of financial assets [line items]
Financial assets available for sale measured at fair value	0	0
Available-for-sale financial assets | Mutual funds | Level 3
Disclosure of financial assets [line items]
Financial assets available for sale measured at fair value	$ 0	$ 0